Shareholder Report, Holdings (Details) - C000241225	Jun. 30, 2024
FR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_81619Q105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_854502101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_88642R109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_957638109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%